Trade Payables	3 Months Ended
Mar. 31, 2026
Trade Payables [Abstract]
Trade payables

12. Trade payables

	March 31, 2026	December 31, 2025
Service providers and consumables	481,006	534,307
Related parties	47	30
Operational suppliers	384,136	304,618
Credit card transactions	4,943,586	4,655,769
Other suppliers	4,948	2,389
Total	5,813,723	5,497,113

In Brazil, payments to the credit card network (for further details, see Note 12.1) follow a similar settlement schedules. However, as receipts from cardholders and payments to the credit card network are aligned, the Group is exposed to cardholder credit risk, since it remains obligated to settle amounts due to the credit card network even in cases where cardholders fall behind on their payments. These amounts include credit card balances not paid in full by customers and subsequently converted into fixed-rate installment plans, as well as installment purchases, which comprise credit card transactions that allow payment to be made in more than one installment.

12.1 Credit card transactions

Corresponds to the amount payable to acquirers related to credit and debit card transactions. The amounts to be transferred to the card network are settled according to the transaction installments, substantially within up to 27 days for non-installment domestic transactions; 1 business day for international transactions, and, in the case of installment transactions, the amounts are mostly settled over a period of up to 36 months through monthly payments.

The table below provides a detailed breakdown of credit card transactions categorized by maturity, as of March 31, 2026 and December 31, 2025:

12.1.1 Breakdown by maturity – Credit card transactions

	March 31, 2026	December 31, 2025
Up to 30 days	2,334,698	1,493,794
From 31 to 60 days	825,610	953,940
From 61 to 90 days	505,467	651,186
From 91 to 180 days	364,240	1,057,386
From 181 to 365 days	801,520	485,028
Over 365 days	112,050	14,435
Total	4,943,586	4,655,769

12.1.2 Collateral for credit card transactions

As of March 31, 2026, the Company held R$ 834,010 in government bonds pledged as collateral for settlement of credit card transactions, in favor of Mastercard, Visa, and Elo (R$ 835,207 as of December 31, 2025). These government bonds are measured at fair value through profit or loss and fair value through other comprehensive income and serve as collateral for amounts payable to the network (Refer to note 7 for further details). The average remuneration rate for these pledged government bonds was 1.16% per month for the period ended March 31, 2026 (1.12 % per month for the year ended December 31, 2025).